Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of statutory tax rates by country
Statutory tax rates in the countries in which the Company operates for fiscal years 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Puerto Rico	18.5%	18.5%	18.5%
Curaçao	22.0%	22.0%	22.0%
USVI	21.0%	21.0%	22.5%
Ecuador, Panama, and Uruguay	25.0%	25.0%	25.0%
Aruba	22.0%	25.0%	25.0%
Chile	27.0%	27.0%	27.0%
Martinique, French Guiana and Guadeloupe	25.0%	25.0%	22.5%
Peru	29.5%	29.5%	29.5%
Costa Rica, Mexico and Trinidad and Tobago	30.0%	30.0%	30.0%
Colombia	35.0%	35.0%	31.0%
Brazil and Venezuela	34.0%	34.0%	34.0%
Argentina	35.0%	35.0%	35.0%
Netherlands	25.8%	25.8%	25.0%

Schedule of components of income tax expense
Income tax expense, net for fiscal years 2023, 2022 and 2021 consisted of the following:

	2023	2022	2021
Current income tax expense	$100,012	$100,925	$47,999
Deferred income tax income	(4,310)	(15,449)	(16,066)
Income tax expense, net	$95,702	$85,476	$31,933

Schedule of components of income tax expense by applying weighted-average statutory income tax rate
Income tax expense, net for fiscal years 2023, 2022 and 2021, differed from the amounts computed by applying the Company’s weighted-average statutory income tax rate to pre-tax income (loss) as a result of the following:

	2023	2022	2021
Pre-tax income	$278,117	$226,396	$77,786
Weighted-average statutory income tax rate (i)	36.1%	39.0%	41.4%
Income tax expense at weighted-average statutory tax rate on pre-tax income	100,411	88,314	32,230
Permanent differences:
Change in valuation allowance (ii)	(254)	381	(26,865)
Expiration and changes in tax loss carryforwards	3,784	132	144
Venezuela and Argentina remeasurement and inflationary impacts (iii)	(16,234)	(10,009)	577
Non-deductible expenses	15,548	24,845	21,488
Tax benefits and Non-taxable income	(12,826)	(9,740)	(10,463)
Income taxes withholdings on intercompany transactions (iv)	9,704	6,374	6,572
Differences including exchange rate, inflation adjustment and filing differences	(5,586)	(14,485)	1,493
Alternative Taxes	2,109	359	1,461
Others (v)	(954)	(695)	5,296
Income tax expense, net	$95,702	$85,476	$31,933

(i)Weighted-average statutory income tax rate is calculated based on the aggregated amount of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.
(ii)Comprises net changes in valuation allowances for the year, mainly related to net operating losses (“NOLs”).
(iii)Comprises changes in valuation allowance during 2023, 2022 and 2021 for $22,825, $57,329 and $(9,723), respectively in Venezuela.
(iv)Comprises income tax withheld on the payment of interest on intercompany loans.
(v)Mainly comprises income tax effects over intercompany transactions which are eliminated for consolidation purposes.

Schedule of deferred tax assets and liabilities
The tax effects of temporary differences and carryforwards that comprise significant portions of deferred tax assets and liabilities as of December 31, 2023 and 2022 are presented below:

	2023	2022
Tax loss carryforwards (i)	$153,823	$149,081
Purchase price allocation adjustment	12,288	11,298
Property and equipment, tax inflation adjustment	53,238	44,785
Tax Inflation adjustment	(381)	(2,689)
Other accrued payroll and other liabilities	41,787	36,055
Share-based compensation	3,669	2,340
Provision for contingencies, bad debts and obsolescence	23,126	17,949
Other deferred tax assets (ii)	27,508	29,157
Other deferred tax liabilities	(5,403)	(5,642)
Leases (iii)	29,216	20,567
Property and equipment - difference in depreciation rates	(23,200)	(17,446)
Valuation allowance (iv)	(218,674)	(201,414)
Net deferred tax asset	$96,997	$84,041

(i)As of December 31, 2023, the Company and its subsidiaries have accumulated NOLs amounting to $524,023. The Company has NOLs amounting to $192,833, expiring between 2024 and 2028, $122,422, expiring after 2028 and, $208,768 that do not expire. Changes in tax loss carryforwards for the year relate to generation of NOLs.
(ii)Other deferred tax assets reflect the net tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes (accounting base) and the amounts used for income tax purposes (tax base). As of December 31, 2023 and 2022, this item includes: provision for regular expenses for $13,070 and $8,856, respectively, in Brazil, Colombia, Mexico, Panama and Venezuela.
(iii)As of December 31, 2023 and 2022, this item includes difference in depreciation of net leases (related to differences between ASC842 and local tax regulation) in Brazil; assets of $240,299 and $210,181 and liabilities of $211,083 and $189,614, respectively.
(iv)In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.